Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,442,915	3,778,931
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years